Note 3 - Stock-based Compensation (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
		Weighted
		Average
		Grant Date
		Fair Value
	Units	Per Unit
Nonvested at September 30, 2021	312,596	$74.33
Granted	128,396	$67.43
Vested	(91,111)	$79.40
Forfeited	(6,357)	$69.43
Nonvested at September 30, 2022	343,524	$70.14
		Weighted
		Average
		Grant Date
	Shares/	Fair Value
	Units	Per Share
Nonvested at September 30, 2021	110,300	$70.98
Granted	62,945	$63.57
Vested	(46,970)	$72.67
Forfeited	(4,030)	$68.62
Nonvested at September 30, 2022	122,245	$66.60

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2022	2021	2020
Risk-free interest rate	0.79%	0.22%	1.57%
Expected dividend yield of stock	—	—	—
Expected volatility of stock	32.2%	31.4%	16.8%
Vesting period (in years)	3.0	3.0	3.0

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	2022	2021	2020
Total compensation cost	$7.5	$16.6	$9.4
Compensation cost capitalized	(1.1)	(2.7)	(0.6)
Compensation cost recognized in net income	6.4	13.9	8.8
Income tax benefit recognized in net income	(1.5)	(3.2)	(2.1)
Compensation cost recognized in net income, net of income tax	$4.9	$10.7	$6.7